UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-CSRS CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21162

Name of Fund: BlackRock Fundamental Growth Principal Protected Fund of BlackRock Principal
Protected Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
Fundamental Growth Principal Protected Fund of BlackRock Principal Protected Trust, 800
Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ,
08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 08/31/2008

Date of reporting period: 09/01/2007 – 02/29/2008

Item 1 – Report to Stockholders

EQUITIES FIXED INCOME REAL ESTATE LIQUIDITY ALTERNATIVES BLACKROCK SOLUTIONS

BlackRock Fundamental Growth Principal Protected Fund OF BLACKROCK PRINCIPAL PROTECTED TRUST SEMI-ANNUAL REPORT FEBRUARY 29, 2008 | (UNAUDITED)

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

2 BLACKROCK FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND FEBRUARY 29, 2008

A Letter to Shareholders

Dear Shareholder

Financial markets weathered intense bouts of volatility in 2007, only to enter 2008 with no relief. January and February proved to be trying months for equities, but strong ones for some areas of the bond market, as fears of an economic recession swelled. The Federal Reserve Board (the “Fed”), after cutting the target federal funds rate 100 basis points

(1%) between September 2007 and year-end, more than matched those cuts in January alone. Responding to a slow-

ing economy and continued fallout from chaos in the credit markets, the Fed cut interest rates 75 basis points in a rare unscheduled session on January 22, and followed with a 50-basis-point cut at its regular meeting on January 30.

Another 75-basis-point cut on March 18 brought the target rate to 2.25% .

Reverberations from the U.S. subprime mortgage collapse, and the associated liquidity and credit crisis, continue to per-

meate global financial markets. The S&P 500 Index of U.S. stocks was down in February, marking the fourth consecutive month of negative returns. International markets, while not unscathed, generally have outperformed their U.S. counter-

parts so far in 2008. Emerging markets, benefiting from stronger economic growth rates, have done particularly well.

In fixed income markets, fears related to the economic slowdown and related credit crisis have led to a prolonged flight to quality. Investors have largely shunned bonds associated with the housing and credit markets in favor of higher-quali-

ty government issues. The yield on 10-year Treasury issues, which touched 5.30% in June 2007 (its highest level in five years), fell to 4.04% by year-end and to 3.53% by the end of February, while prices correspondingly rose. After setting a new-issuance record in 2007, supply in the municipal bond market has been on the decline for four consecutive months (measured year over year). The market has struggled with concerns around the creditworthiness of monoline bond insurers and the failure of auctions for auction rate securities, driving yields higher and prices lower across the curve. By period-end, municipal bonds were trading at higher yields than their Treasury counterparts, a very unusual occurrence by historical standards.

Against this backdrop, the major benchmark indexes posted mixed results for the current reporting period, generally reflecting heightened investor risk aversion:

Total Returns as of February 29, 2008	6-month	12-month

U.S. equities (S&P 500 Index) –	8.79%	– 3.60%

Small cap U.S. equities (Russell 2000 Index)	–12.91	–12.44

International equities (MSCI Europe, Australasia, Far East Index)	–4.71	+ 0.84

Fixed income (Lehman Brothers U.S. Aggregate Bond Index)	+ 5.67	+ 7.30

Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)	– 0.60	– 1.17

High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index)	– 1.39	– 3.08

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate today’s volatile markets, we encourage you to review your investment goals with your financial profes-

sional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Fund Summary (Unaudited)

Portfolio Management Commentary

How did the Fund perform?
•For the six-month period ended February 29, 2008, the Fund outper-
formed its all-equity benchmarks, the S&P 500 Citigroup Growth Index and the S&P 500 Index.

What factors influenced performance?
•Stock markets were highly volatile during the period as the housing collapse, credit market crisis and fears of an economic recession in the U.S. prompted heightened investor risk aversion across global financial markets.

•Security selection, particularly in the industrials, health care and finan-
cials sectors, accounted for much of the Fund’s outperformance of the benchmark. An overweight position in the materials sector also was additive to relative performance.

•Conversely, an underweight position in the energy sector and security selection in the information technology and consumer staples sectors detracted from Fund performance over the period.

Describe recent portfolio activity.
•The Fund’s equity allocation ranged from a high of 85.3% of assets to a low of 56.5% over the past six months. Accordingly, the fixed income allocation ranged from 14.7% of assets to 43.5% .

•The Fund’s fixed income component was invested in U.S.Treasury zero-coupon bonds set to mature close to the expiration of the Fund, which is seven years from its commencement of operations
(November 13, 2009).

•Within the equity portfolio, we reduced exposure to the financials and information technology sectors, while increasing investments in materials, health care and consumer staples.

Describe Fund positioning at period-end.
•At February 29, 2008, the Fund was invested 59% in equities and
41% in fixed income securities as a percent of long-term investments.
The equity portfolio ended the period with a sizable underweight in the energy sector (due largely to a rebalancing of the all-equity benchmark index, which brought its energy weight to over 22%). Information tech-
nology, consumer discretionary and financials represented more modest underweights. Overweight sectors included consumer staples, health care, industrials and materials.

•Turbulent and uncertain conditions in the credit and financing markets have clearly had a negative impact on global equity prices. However, underlying fundamentals in many global regions and market sectors may prove to be more resilient than such price action implies. Given that monetary and fiscal policy has rapidly responded to such concerns, we believe a prolonged threat to U.S. economic growth is unlikely. Nevertheless, we continue to be cautious in our near-term out-
look as equity markets attempt to stabilize. As this environment may challenge broader market earnings growth, we believe it should provide a relatively attractive backdrop for select larger company growth stocks going forward.

Expense Example

		Actual			Hypothetical**

	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	September 1, 2007 February 29, 2008		During the Period*	September 1, 2007 February 29, 2008		During the Period*

Institutional	$1,000	$996.80	$10.40	$1,000	$1,014.48	$10.50
Investor A	$1,000	$993.80	$14.22	$1,000	$1,010.64	$14.34
Investor B	$1,000	$993.80	$14.22	$1,000	$1,010.64	$14.34
Investor C	$1,000	$998.80	$ 9.22	$1,000	$1,015.68	$ 9.30

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.85% for Institutional, 2.09% for Investor A, 2.86% for Investor B and
2.86% for Investor C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.
See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

Total Return Based on a $10,000 Investment

* Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees. ** Commencement of operations.

† The Fund consists primarily of common stocks and U. S. Treasury bonds, including zero coupon bonds.

† † This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the U. S. markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues. S&P 500 is a registered trademark of the McGraw-Hill Companies.

† † † This unmanaged Index is designed to provide a comprehensive measure of large-cap U. S. equity “growth” performance. It is an unmanaged float adjusted market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the S&P 500 Index that have been identified as being on the growth end of the growth-value spectrum.

† † † † This unmanaged market-weighted Index is comprised of investment grade corporate bonds (rated BBB or better), mortgages and U. S. Treasury and government agency issues with at least one year to maturity.

Performance Summary for the Period Ended February 29, 2008

				Average Annual Total Returns*

		1 Year		5 Years		Since Inception**

	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	Total Returns	charge	charge	charge	charge	charge	charge

Institutional	–0.12%	+6.63%	—	+ 4.91%	—	+ 4.41%	—
Investor A	–0.32	+6.22	+0.65%	+4.64	+3.52%	+4.14	+3.09%
Investor B	–0.62	+5.49	+1.06	+3.86	+3.52	+3.36	+3.20
Investor C	–0.62	+5.47	+4.49	+ 3.84	+3.84	+3.35	+3.35
S&P 500 Index	–8.79	–3.60	—	+11.64	—	+10.07	—
S&P 500 Citigroup Growth Index	–6.79	–0.30	—	+ 9.17	—	+ 7.62	—
Lehman Brothers U.S. Aggregate Bond Index	+5.67	+7.30	—	+ 4.50	—	+4.80	—

* Assuming maximum sales charges. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.
** The Fund commenced operations on 11/13/02.
Past performance is not indicative of future results.

About Fund Performance

•Institutional Shares are not subject to any sales charge. Institutional
Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•Investor A Shares incur a maximum initial sales charge (front-end load)
of 5.25% and a service fee of 0.25% per year (but no distribution fee).

•Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B
Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A
Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.)

•Investor C Shares are subject to a distribution fee of 0.75%

per year and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

Performance information reflects past performance and does not guar-
antee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on page 5 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distri-
bution fees including 12b-1 fees, and other Fund expenses. The expense example on page 4 (which is based on a hypothetical investment of
$1,000 invested on September 1, 2007 and held through February 29,
2008) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this
Fund and other funds, compare the 5% hypothetical example with the 5%
hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypo-
thetical table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning differ-
ent funds. If these transactional expenses were included, shareholder expenses would have been higher.

6 BLACKROCK FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND FEBRUARY 29, 2008

Portfolio Summary (Unaudited)

Fund Profile as of February 29, 2008

Ten Largest Holdings	Percent of
(Equity Investments)	Net Assets

The Procter & Gamble Co.	2.3%
Google, Inc. Class A	1.9
Microsoft Corp.	1.8
CVS Caremark Corp.	1.7
General Electric Co.	1.5
PepsiCo, Inc.	1.5
Apple, Inc.	1.4
Monsanto Co.	1.4
Gilead Sciences, Inc.	1.3
Cisco Systems, Inc.	1.2

Percent of
Long-Term
Asset Mix	Investments

Common Stocks	59.0%
U.S. Government Obligations	41.0

Five Largest Industries	Percent of
(Equity Investments)	Net Assets

Energy Equipment & Services	3.9%
Pharmacuticals	3.7
Chemicals	3.7
Beverages	3.6
Software	3.3

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

BLACKROCK FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND

FEBRUARY 29, 2008

7

Schedule of Investments as of February 29, 2008 (Unaudited)

(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 2.7%
Boeing Co.	2,900	$ 240,091
Lockheed Martin Corp.	7,300	753,360
Precision Castparts Corp.	1,100	121,429
Spirit Aerosystems Holdings, Inc. Class A (c)	8,200	221,564
United Technologies Corp.	8,700	613,437

		1,949,881

Beverages — 3.6%
The Coca-Cola Co.	12,300	719,058
Diageo Plc	40,300	823,524
PepsiCo, Inc.	15,900	1,106,004

		2,648,586

Biotechnology — 2.6%
Celgene Corp. (c)	15,900	896,283
Gilead Sciences, Inc. (c)	20,600	974,792

		1,871,075

Capital Markets — 2.7%
Affiliated Managers Group, Inc. (c)	2,000	192,700
The Charles Schwab Corp.	22,900	449,069
Franklin Resources, Inc.	3,800	358,606
Lehman Brothers Holdings, Inc.	3,500	178,465
State Street Corp.	9,600	754,080

		1,932,920

Chemicals — 3.7%
Air Products & Chemicals, Inc.	3,800	347,054
Monsanto Co.	8,800	1,017,984
The Mosaic Co. (c)	3,500	389,550
Potash Corp. of Saskatchewan, Inc.	2,000	317,800
Praxair, Inc.	7,400	594,072

		2,666,460

Communications Equipment — 1.2%
Cisco Systems, Inc. (c)	36,900	899,253

Computers & Peripherals — 2.8%
Apple, Inc. (c)	8,200	1,025,164
EMC Corp. (c)	21,200	329,448
Hewlett-Packard Co.	14,000	668,780

		2,023,392

Construction & Engineering — 0.9%
Fluor Corp.	2,600	362,050
Jacobs Engineering Group, Inc. (c)	3,500	281,015

		643,065

Diversified Financial Services — 0.3%
JPMorgan Chase & Co.	4,800	195,120

Electrical Equipment — 1.2%
Emerson Electric Co.	12,500	637,000
General Cable Corp. (c)	4,300	265,396

		902,396

Energy Equipment & Services — 3.9%
Grant Prideco, Inc. (c)	9,100	459,277
National Oilwell Varco, Inc. (c)	5,800	361,340
Schlumberger Ltd.	8,300	717,535
Transocean, Inc.	5,156	724,469
Weatherford International Ltd. (c)	8,100	558,252

		2,820,873

Common Stocks	Shares	Value

Food & Staples Retailing — 2.8%
CVS Caremark Corp.	31,500	$ 1,271,970
Costco Wholesale Corp.	3,300	204,336
Wal-Mart Stores, Inc.	10,700	530,613

		2,006,919

Health Care Equipment & Supplies — 2.2%
Alcon, Inc.	3,300	477,609
Hologic, Inc. (c)	11,896	717,448
Intuitive Surgical, Inc. (c)	1,400	394,688

		1,589,745

Health Care Providers & Services — 1.2%
Aetna, Inc.	13,800	684,480
Express Scripts, Inc. (c)	3,400	200,940

		885,420

Hotels, Restaurants & Leisure — 1.1%
McDonald’s Corp.	15,100	817,061

Household Products — 2.3%
The Procter & Gamble Co.	24,900	1,647,882

IT Services — 0.6%
MasterCard, Inc. Class A	2,400	456,000

Industrial Conglomerates — 1.5%
General Electric Co.	33,400	1,106,876

Internet & Catalog Retail — 0.8%
Amazon.com, Inc. (c)	9,000	580,230

Internet Software & Services — 2.7%
Akamai Technologies, Inc. (c)	15,100	530,916
Google, Inc. Class A (c)	3,000	1,413,540

		1,944,456

Life Sciences Tools & Services — 2.1%
Covance, Inc. (c)	4,800	405,168
Thermo Fisher Scientific, Inc. (c)	15,800	883,694
Waters Corp. (c)	4,000	238,440

		1,527,302

Machinery — 1.1%
Deere & Co.	4,100	349,361
Flowserve Corp.	4,000	435,600

		784,961

Metals & Mining — 1.5%
Barrick Gold Corp.	11,900	618,205
Freeport-McMoRan Copper & Gold, Inc. Class B	4,800	484,128

		1,102,333

Multiline Retail — 0.7%
J.C. Penney Co., Inc.	5,700	263,397
Target Corp.	4,800	252,528

		515,925

Oil, Gas & Consumable Fuels — 1.6%
Consol Energy, Inc.	8,800	668,624
Petroleo Brasileiro SA (a)	4,000	469,360

		1,137,984

Pharmaceuticals — 3.7%
Abbott Laboratories	15,900	851,445
Johnson & Johnson	10,400	644,384
Merck & Co., Inc.	11,900	527,170
Teva Pharmaceutical Industries Ltd. (a)	13,500	662,445

		2,685,444

See Notes to Financial Statements.

8 BLACKROCK FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND FEBRUARY 29, 2008

Schedule of Investments (concluded)

(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Semiconductors & Semiconductor
Equipment — 1.0%
Intel Corp.	20,500	$ 408,975
Nvidia Corp. (c)	14,250	304,808

		713,783

Software — 3.3%
Adobe Systems, Inc. (c)	16,200	545,130
Microsoft Corp.	47,900	1,303,838
Oracle Corp. (c)	29,400	552,720

		2,401,688

Specialty Retail — 1.3%
Abercrombie & Fitch Co. Class A	3,600	279,108
Best Buy Co., Inc.	6,000	258,060
GameStop Corp. Class A (c)	4,500	190,620
TJX Cos., Inc.	6,800	217,600

		945,388

Textiles, Apparel & Luxury
Goods — 0.3%
Coach, Inc. (c)	8,300	251,656

Common Stocks	Shares	Value

Thrifts & Mortgage Finance — 0.2%
Fannie Mae	6,400	$ 176,960

Tobacco — 1.1%
Altria Group, Inc.	11,400	833,796

Wireless Telecommunication Services — 0.6%
China Mobile (Hong Kong) Ltd. (a)	5,700	425,334

Total Common Stocks (Cost — $36,093,766) — 59.3%		43,090,164

U.S. Government Obligations	Par

U.S. Treasury STRIPS, 3.479%
due 11/15/2009 (b)(d)	$30,732,000	29,895,475

Total U.S. Government Obligations
(Cost — $28,983,071) — 41.1%		29,895,475

Total Investments (Cost — $65,076,837*) — 100.4%		72,985,639
Liabilities in Excess of Other Assets — (0.4%)		(274,686)

Net Assets — 100.0%		$ 72,710,953

* The cost and unrealized appreciation (depreciation) of investments as of February 29, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 65,654,827

Gross unrealized appreciation	$ 9,276,073
Gross unrealized depreciation	(1,945,261)

Net unrealized appreciation	$ 7,330,812

(a)	Depositary receipts.

(b)	Represents a zero coupon bond; the rate shown is the effective yield at the time of purchase.

(c)	Non-income producing security.

(d)	Separately Traded Registered Interest and Principal of Securities (STRIPS).

  For  Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.This definition may not apply for purposes of this report, which may combine industrysub-classifications for reporting ease. Industries are shown as a percentage of netassets.
  Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
	Net	Interest
Affiliate	Activity	Income

BlackRock Liquidity Series, LLC
Cash Sweep Series	$(1,219,518)	$ 20,829

See Notes to Financial Statements.

BLACKROCK FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND

FEBRUARY 29, 2008

9

Statement of Assets and Liabilities

As of February 29, 2008 (Unaudited)

Assets

Investments at value — unaffiliated (identified cost — $65,076,837)	$ 72,985,639
Dividends receivable	48,922
Interest receivable — affiliated	5
Prepaid expenses	1,351

Total assets	73,035,917

Liabilities

Payable to custodian	2,276
Beneficial interest redeemed payable	139,617
Distributor payable	53,102
Financial warranty fee payable	47,558
Investment advisory fees payable	38,007
Other affiliates payable	15,693
Trustees’ fees payable	489
Other accrued expenses payable	28,222

Total liabilities	324,964

Net Assets

Net assets	$ 72,710,953

Net Assets Consist of

Paid-in capital, unlimited number of shares of beneficial interest of no par value authorized	$ 64,661,454
Accumulated net investment loss	(385,913)
Accumulated net realized gains	525,664
Net unrealized appreciation	7,909,748

Net Assets	$ 72,710,953

Net Asset Value

Institutional — Based on net assets of $3,376,939 and 341,897 shares of beneficial interest outstanding	$ 9.88

Investor A — Based on net assets of $4,276,432 and 434,853 shares of beneficial interest outstanding	$ 9.83

Investor B — Based on net assets of $37,374,726 and 3,890,837 shares of beneficial interest outstanding	$ 9.61

Investor C — Based on net assets of $27,682,856 and 2,874,192 shares of beneficial interest outstanding	$ 9.63

See Notes to Financial Statements.

10 BLACKROCK FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND FEBRUARY 29, 2008

Statement of Operations

For the Six Months Ended February 29, 2008 (Unaudited)

Investment Income

Interest (including $20,829 from affiliates)	$ 440,277
Dividends (including $930 foreign withholding tax)	296,945

Total income	737,222

Expenses

Financial warranty	326,979
Investment advisory	261,315
Service — Investor A	5,842
Service and distribution — Investor B	209,505
Service and distribution — Investor C	150,937
Accounting services	33,539
Transfer agent — Institutional	2,232
Transfer agent — Investor A	2,433
Transfer agent — Investor B	25,860
Transfer agent — Investor C	18,367
Professional fees	32,200
Printing	17,423
Custodian	17,296
Trustees	4,585
Miscellaneous	7,587

Total expenses	1,116,100

Net investment loss	(378,878)

Net Realized and Unrealized Gain (Loss)

Net realized gain from:
Investments (including $681 in foreign capital gain tax)	1,562,852
Options written	147,219
Foreign currency	1,198

1,711,269

Net change in unrealized appreciation/depreciation on:
Investments (including $31,487 deferred foreign capital gain credit)	(1,459,025)
Foreign currency	861

(1,458,164)

Total realized and unrealized gain	253,105

Net Decrease in Net Assets Resulting from Operations	$ (125,773)

See Notes to Financial Statements.

BLACKROCK FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND

FEBRUARY 29, 2008

11

Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	February 29, 2008	Year Ended
Increase (Decrease) in Net Assets:	(Unaudited)	August 31, 2007

Operations

Net investment loss	$ (378,878)	$ (591,166)
Net realized gain	1,711,269	6,417,235
Net change in unrealized appreciation/depreciation	(1,458,164)	902,532

Net increase (decrease) in net assets resulting from operations	(125,773)	6,728,601

Distributions to Shareholders from

Net realized gain:
Institutional	(272,556)	(284,119)
Investor A	(316,319)	(414,278)
Investor B	(2,913,518)	(3,136,898)
Investor C	(2,084,933)	(2,207,878)

Decrease in net assets resulting from distributions to shareholders	(5,587,326)	(6,043,173)

Beneficial Interest Transactions

Net decrease in net assets derived from beneficial interest transactions	(3,973,842)	(27,059,310)

Net Assets

Total decrease in net assets	(9,686,941)	(26,373,882)
Beginning of period	82,397,894	108,771,776

End of period	$ 72,710,953	$ 82,397,894

End of period accumulated net investment loss	$ (385,913)	$ (7,035)

See Notes to Financial Statements.

12 BLACKROCK FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND FEBRUARY 29, 2008

Financial Highlights

			Institutional
						For the Period
	For the Six					November 13,
	Months Ended		For the Year Ended August 31,			2002[1] to
	February 29, 2008					August 31,
	(Unaudited)	2007	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of period	$ 10.59	$ 10.37	$ 10.57	$ 10.52	$ 10.40	$ 10.00

Net investment income (loss)	—[2,3]	.03[3]	.04[3]	.10[3]	.03[3]	.06
Net realized and unrealized gain	.04	.81	.21	.63	.16	.35

Net increase from investment operations	.04	.84	.25	.73	.19	.41

Dividends and distributions from:
Net investment income	—	—	—[2]	—	(.07)	(.01)
Net realized gain	(.75)	(.62)	(.45)	(.68)	—	—

Total dividends and distributions	(.75)	(.62)	(.45)	(.68)	(.07)	(.01)

Net asset value, end of period	$ 9.88	$ 10.59	$ 10.37	$ 10.57	$ 10.52	$ 10.40

Total Investment Return[4]

Based on net asset value	(.12%)[5]	8.44%	2.32%	7.03%	1.79%	4.10%[5]

Ratios to Average Net Assets

Total expenses, net of waiver	1.85%[6]	1.83%	1.74%	1.73%	1.74%	1.86%[6]

Total expenses	1.85%[6]	1.83%	1.74%	1.73%	1.75%	1.86%[6]

Net investment income (loss)	(.02%)[6]	.29%	.39%	.99%	.27%	.67%[6]

Supplemental Data

Net assets, end of period (000)	$ 3,377	$ 4,040	$ 5,333	$ 7,306	$ 11,675	$ 17,503

Portfolio turnover	52%	81%	46%	58%	71%	107%

[1]	Commencement of operations.

[2]	Amount is less than ($.01) per share.

[3]	Based on average shares outstanding.

[4]	Total investment returns exclude the effects of any sales charges.

[5]	Aggregate total investment return.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND

FEBRUARY 29, 2008

13

Financial Highlights (continued)

			Investor A
						For the Period
	For the Six					November 13,
	Months Ended		For the Year Ended August 31,			2002[1] to
	February 29, 2008					August 31,
	(Unaudited)	2007	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of period	$ 10.56	$ 10.36	$ 10.57	$ 10.49	$ 10.38	$ 10.00

Net investment income (loss)	(.01)[2]	—[2,3]	.01[2]	.08[2]	—[2,3]	.04
Net realized and unrealized gain	.03	.82	.20	.63	.16	.35

Net increase from investment operations	.02	.82	.21	.71	.16	.39

Dividends and distributions from:
Net investment income	—	—	—[4]	—	(.05)	(.01)
Net realized gain	(.75)	(.62)	(.42)	(.63)	—	—

Total dividends and distributions	(.75)	(.62)	(.42)	(.63)	(.05)	(.01)

Net asset value, end of period	$ 9.83	$ 10.56	$ 10.36	$ 10.57	$ 10.49	$ 10.38

Total Investment Return[5]

Based on net asset value	(.32%)[6]	8.24%	1.99%	6.82%	1.50%	3.90%[6]

Ratios to Average Net Assets

Total expenses, net of waiver	2.09%[7]	2.08%	1.99%	1.98%	1.99%	2.11%[7]

Total expenses	2.09%[7]	2.08%	1.99%	1.98%	2.00%	2.11%[7]

Net investment income (loss)	(.26%)[7]	.03%	.14%	.75%	.02%	.41%[7]

Supplemental Data

Net assets, end of period (000)	$ 4,276	$ 4,846	$ 3,265	$ 4,955	$ 8,309	$ 15,668

Portfolio turnover	52%	81%	46%	58%	71%	107%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Amount is less than $.01 per share.

[4]	Amount is less than ($.01) per share.

[5]	Total investment returns exclude the effects of sales charges.

[6]	Aggregate total investment return.

[7]	Annualized.

See Notes to Financial Statements.

14 BLACKROCK FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND FEBRUARY 29, 2008

Financial Highlights (continued)

			Investor B
						For the Period
	For the Six					November 13,
	Months Ended		For the Year Ended August 31,			2002[1] to
	February 29, 2008					August 31,
	(Unaudited)	2007	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of period	$ 10.37	$ 10.26	$ 10.50	$ 10.39	$ 10.31	$ 10.00

Net investment loss	(.05)[2]	(.07)[2]	(.07)[2]	(.01)[2]	(.08)[2]	(.03)
Net realized and unrealized gain	.04	.80	.19	.63	.16	.35

Net increase (decrease) from investment operations	(.01)	.73	.12	.62	.08	.32

Dividends and distributions from:
Net investment income	—	—	—[3]	—	—[3]	(.01)
Net realized gain	(.75)	(.62)	(.36)	(.51)	—	—

Total dividends and distributions	(.75)	(.62)	(.36)	(.51)	—[3]	(.01)

Net asset value, end of period	$ 9.61	$ 10.37	$ 10.26	$ 10.50	$ 10.39	$ 10.31

Total Investment Return[4]

Based on net asset value	(.62%)[5]	7.41%	1.16%	6.04%	.81%	3.20%[5]

Ratios to Average Net Assets

Total expenses, net of waiver	2.86%[6]	2.84%	2.76%	2.75%	2.76%	2.88%[6]

Total expenses	2.86%[6]	2.84%	2.76%	2.75%	2.76%	2.88%[6]

Net investment loss	(1.04%)[6]	(.72%)	(.63%)	(.06%)	(.74%)	(.36%)[6]

Supplemental Data

Net assets, end of period (000)	$ 37,375	$ 42,614	$ 60,613	$ 79,793	$ 96,961	$ 117,426

Portfolio turnover	52%	81%	46%	58%	71%	107%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Amount is less than ($.01) per share.

[4]	Total investment returns exclude the effects of sales charges.

[5]	Aggregate total investment return.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND

FEBRUARY 29, 2008

15

Financial Highlights (concluded)

			Investor C
						For the Period
	For the Six					November 13,
	Months Ended		For the Year Ended August 31,			2002[1] to
	February 29, 2008					August 31,
	(Unaudited)	2007	2006	2005	2004	2003
Per Share Operating Performance

Net asset value, beginning of period	$ 10.39	$ 10.29	$ 10.52	$ 10.39	$ 10.31	$ 10.00

Net investment loss	(.05)[2]	(.07)[2]	(.07)[2]	(.01)[2]	(.08)[2]	(.03)
Net realized and unrealized gain	.04	.79	.20	.63	.16	.35

Net increase (decrease) from investment operations	(.01)	.72	.13	.62	.08	.32

Dividends and distributions from:
Net investment income	—	—	—[3]	—	—	(.01)
Net realized gain	(.75)	(.62)	(.36)	(.49)	—	—

Total dividends and distributions	(.75)	(.62)	(.36)	(.49)	—	(.01)

Net asset value, end of period	$ 9.63	$ 10.39	$ 10.29	$ 10.52	$ 10.39	$ 10.31

Total Investment Return[4]

Based on net asset value	(.62%)[5]	7.28%	1.23%	6.05%	.78%	3.20%[5]

Ratios to Average Net Assets

Total expenses, net of waiver	2.86%[6]	2.84%	2.76%	2.75%	2.76%	2.88%[6]

Total expenses	2.86%[6]	2.84%	2.76%	2.75%	2.76%	2.88%[6]

Net investment loss	(1.03%)[6]	(.72%)	(.63%)	(.06%)	(.75%)	(.36%)[6]

Supplemental Data

Net assets, end of period (000)	$ 27,683	$ 30,898	$ 39,561	$ 53,459	$ 71,216	$ 101,111

Portfolio turnover	52%	81%	46%	58%	71%	107%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Amount is less than ($.01) per share.

[4]	Total investment returns exclude the effects of sales charges.

[5]	Aggregate total investment return.

[6]	Annualized.

See Notes to Financial Statements.

16 BLACKROCK FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND FEBRUARY 29, 2008

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

BlackRock Fundamental Growth Principal Protected Fund (the “Fund”) is
part of BlackRock Principal Protected Trust (the “Trust”). The Fund is a
separate diversified series of the Trust, which is registered as an open-
end management investment company under the Investment Company
Act of 1940, as amended (the “1940 Act”). The Fund's financial state-
ments are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Fund offers multiple classes of shares. Shares of the Fund were offered during the initial offering period but will not be offered during the Guarantee Period from November 13, 2002 through
November 13, 2009 (the “Guarantee Maturity Date”), except in connec-
tion with reinvestment of dividends and distributions. The Fund will be offered on a continuous basis after the Guarantee Maturity Date without the principal protection feature. Institutional Shares are sold only to certain eligible investors. Investor A Shares are sold with a front-end sales charge. Shares of Investor B and Investor C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B and Investor C Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B and Investor C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distri-
bution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution plan).

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Investments: Equity investments traded on a national secu-
rities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. Equity investments traded on a national exchange for which there were no sales on that day and equity investments traded on over-
the-counter (“OTC”) markets for which market quotations are readily available are valued at the last available bid price. Effective September
4, 2007, exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade and previously were valued at the last sales price as of the close of options trading on applicable exchanges. OTC options quota-
tions are provided by dealers or pricing services selected under the supervision of the Board. Considerations utilized by dealers or pricing services in valuing OTC options include, but are not limited to, volatility factors of the underlying security, price movement of the underlying security in relation to the strike price and the time left until expiration of the option. Swap agreements are valued by quoted fair values received daily by the Fund's pricing service. Short-term securities may be valued at amortized cost.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by, under the direction of, or in accordance with, a method approved by the Board of Trustees (the “Board”) as reflecting fair value (“Fair Value Assets”).
When determining the price for Fair Value Assets, BlackRock Advisors,
LLC (the “Advisor”), an indirect, wholly owned subsidiary of BlackRock,
Inc., and/or sub-advisor seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm's-length transaction. Fair value determinations shall be based upon all available factors that the Advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign securities, is substantially completed each day at various times prior to the close of business on the New York Stock
Exchange (“NYSE”). The values of such securities used in computing the net assets of the Fund are determined as of such times. Foreign currency exchange rates will be determined as of the close of business on the
NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund's net assets. If events (for example, a company announcement, market volatility or a natural disas-
ter) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Board or by the Advisor using a pric-
ing service and/or procedures approved by the Board.

Derivative Financial Instruments: The Fund may engage in various port-
folio investment strategies to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security, or if the counterparty does not perform under the contract.

•Options — The Fund may purchase and write call and put options.
When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent lia-
bility. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a security is pur-
chased or sold through an exercise of an option, the related premi-
um paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to

BLACKROCK FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND

FEBRUARY 29, 2008

17

Notes to Financial Statements (continued)

the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). If an option is exercised, the premium paid or received is added to the cost of the purchase or the proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period.

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange;
and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Fund reports foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such compo-
nents are treated as ordinary income for federal income tax purposes.

Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment com-
panies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Effective February 29, 2008, the Fund implemented Financial
Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”),
“Accounting for Uncertainty in Income Taxes — an interpretation of FASB
Statement No. 109” (“FIN 48”). FIN 48 prescribes the minimum recogni-
tion threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The Advisor has evaluated the application of FIN 48 to the Fund and has determined that the adoption of FIN 48 does not have a material impact on the Fund's financial statements. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination.
The statute of limitations on the Fund's U.S. federal tax returns remains open for the years ended August 31, 2004 through August 31, 2006.
The statute of limitations on the Fund's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncements: In September 2006, Statement of
Financial Accounting Standards No. 157, “Fair Value Measurements”
(“FAS 157”), was issued and is effective for fiscal years beginning after
November 15, 2007. FAS 157 defines fair value, establishes a frame-
work for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implication of
FAS 157. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting
Standards No. 159, “The Fair Value Option for Financial Assets and
Financial Liabilities” (“FAS 159”), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November
15, 2007, provided the entity also elects to apply the provisions of FAS
157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presen-
tation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Fund's financial state-
ment disclosures, if any, is currently being assessed.

Investment Transactions and Investment Income: Investment transac-
tions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the
Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis. The Fund amortizes all premiums and discounts on debt securities. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the
Fund are recorded on the ex-dividend dates.

Bank Overdraft: The Fund recorded a bank overdraft, which resulted from management estimates of available cash.

Other: Expenses that are directly related to the Fund or classes are charged to the Fund or class. Other operating expenses are pro-rated to certain Funds on the basis of relative net assets of certain other
Open-End Funds.

2. Investment Advisory Agreement and Other Transactions with
Affiliates:

The Fund entered into an Investment Advisory Agreement with the
Advisor to provide investment advisory and administration services.
Merrill Lynch & Co., Inc. (“Merrill Lynch”) and The PNC Financial Services
Group, Inc. (“PNC”) are principal owners of BlackRock, Inc.

18 BLACKROCK FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND FEBRUARY 29, 2008

Notes to Financial Statements (continued)

The Fund has also entered into separate Distribution Agreements and
Distribution Plans with FAM Distributors, Inc. (“FAMD”) and BlackRock
Distributors, Inc. and its affiliates (“BDI”) (collectively, the “Distributor”).
FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc., and BDI is an affiliate of BlackRock, Inc.

The Advisor is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such servic-
es, the Fund pays the Advisor a monthly fee at an annual rate of 0.65%
of the average daily value of the Fund's net assets. The Advisor has entered into a contractual arrangement with the Fund under which the expenses incurred by each class of shares of the Fund (excluding distri-
bution and/or service fees) will not exceed 1.99% . This arrangement has a one-year term and is automatically renewable.

In addition, the Advisor has entered into a separate sub-advisory agree-
ment with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Advisor, under which the Advisor pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Fund to the Advisor. For the six months ended February 29,
2008, the Fund reimbursed the Advisor $661 for certain accounting services, which are included in accounting services expenses in the
Statement of Operations.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Distributor ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

	Service	Distribution
	Fee	Fee

Investor A	0.25%	—
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%

Pursuant to sub-agreements with each Distributor, broker-dealers, includ-
ing Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), a
wholly owned subsidiary of Merrill Lynch, and each Distributor provide shareholder servicing and distribution services to the Fund. The ongoing service fee compensates the Distributor and each broker-dealer for providing shareholder services to Investor A, Investor B and Investor C shareholders. The ongoing distribution fee compensates each Distributor and MLPF&S for providing shareholder servicing and distribution-related services to Investor B and Investor C shareholders.

For the six months ended February 29, 2008, MLPF&S received contin-
gent deferred sales charges of $38,943 relating to transactions in
Investor B Shares.

The Trust, on behalf of the Fund, has entered into a Financial Warranty
Agreement with Main Place Funding, LLC (the “Warranty Provider”). The
Financial Warranty Agreement is intended to ensure that on the
Guarantee Maturity Date, each shareholder of the Fund will be entitled to redeem his or her shares for an amount no less than the initial value of that shareholder's account (less expenses and sales charges not cov-
ered by the Financial Warranty Agreement), provided that all dividends and distributions received from the Fund have been reinvested and no shares have been redeemed (the “Guaranteed Amount”). The Fund will pay to the Warranty Provider, under the Financial Warranty Agreement, an annual fee equal to .80% of the Fund's average daily net assets during the Guarantee Period. If the value of the Fund's assets on the Guarantee
Maturity Date is insufficient to result in the value of each shareholder's account being at least equal to the shareholder's Guaranteed Amount, the Warranty Provider will pay the Fund an amount sufficient to ensure that each shareholder's account can be redeemed for an amount equal to his or her Guaranteed Amount.

The Advisor maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to share-
holder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of
Fund shares. During the six months ended February 29, 2008, the fol-
lowing amounts have been accrued by the Fund to reimburse the Advisor for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statement of Operations.

Call Center
Fees

Institutional	$ 13
Investor A	$ 31
Investor B	$320
Investor C	$205

In addition, MLPF&S received $7,188 in commissions on the execution of portfolio security transactions for the Fund for the six months ended
February 29, 2008.

PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Advisor, serves as the Fund’s transfer agent. Each class of the Fund bears the costs of transfer agent fees associated with such respective classes. Transfer agency fees borne by each class of the Fund are comprised of those fees charged for all shareholder communications including shareholder reports, dividend and distribution notices, and proxy materials for shareholders meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Fund, 12b-1 fee calculation, check writing, antimony laundering services, and customer identification services.

Certain officers and/or trustees of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.

BLACKROCK FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND

FEBRUARY 29, 2008

19

Notes to Financial Statements (continued)

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended February 29, 2008 were $39,115,896 and
$48,376,521, respectively.

Transactions in options written for the six months ended February 29, 2008 were as follows:

			Number of	Premiums
Call Options Written			Contracts	Received

Outstanding call options written, beginning of period			—	—
Options written			596	$ 147,435
Options closed			(36)	(17,172)
Options expired			(560)	(130,263)

Outstanding call options written, end of period			—	—

4. Beneficial Interest Transactions:
Transactions in beneficial interest for each class were as follows:
	For the		For the
	Six Months Ended		Year Ended
	February 29, 2008		August 31, 2007
	Shares	Dollar Amount	Shares	Dollar Amount

Institutional Shares

Shares issued to shareholders in reinvestment of distributions	24,139	$ 256,357	26,309	$ 264,144
Shares redeemed	(63,820)	(662,933)	(159,103)	(1,635,465)

Net decrease	(39,681)	$ (406,576)	(132,794)	$ (1,371,321)

Investor A

Shares converted	—	—	456,908*	$ 4,738,138*
Shares issued to shareholders in reinvestment
of distributions	27,308	$ 288,886	38,340	384,554

	27,308	288,886	495,248	5,122,692
Shares redeemed	(51,531)	(555,275)	(351,226)	(3,610,282)

Net increase (decrease)	(24,223)	$ (266,389)	144,022	$ 1,512,410

Investor B

Shares issued to shareholders in reinvestment
of distributions	258,348	$ 2,675,268	289,333	$ 2,864,401
Shares redeemed or converted*	(478,517)	(4,914,084)	(2,084,282)	(21,168,467)

Net decrease	(220,169)	$ (2,238,816)	(1,794,949)	$(18,304,066)

Investor C

Shares issued to shareholders in reinvestment
of distributions	186,552	$ 1,935,951	208,109	$ 2,066,527
Shares redeemed	(285,643)	(2,998,012)	(1,080,561)	(10,962,860)

Net decrease	(99,091)	$ (1,062,061)	(872,452)	$ (8,896,333)

*	In September 2006, certain brokerages, including a wholly owned subsidiary of Merrill Lynch, entered into a remediation agreement with a regulatory organization, which among other things, permitted certain shareholders of Investor B Shares to convert their shares into the Fund's Investor A Shares.

20 BLACKROCK FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND FEBRUARY 29, 2008

Notes to Financial Statements (concluded)

5. Short-Term Borrowings:

The Fund, along with certain other funds managed by the Advisor and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current Prospectus and Statement of Additional
Information, subject to various other legal, regulatory or contractual limits. On November 21, 2007, the credit agreement was renewed for one year under substantially the same terms. The Fund pays a commit-
ment fee of 0.06% per annum based on the Fund's pro rata share of the unused portion of the credit agreement, which is included in misc-
ellaneous expenses in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the federal funds rate plus 0.35% or a base rate as defined in the credit agreement. The Fund did not borrow under the credit agreement during the six months ended February 29, 2008.

BLACKROCK FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND

FEBRUARY 29, 2008

21

Proxy Results

During the six-month period ended February 29, 2008, the shareholders of BlackRock Fundamental Growth Principal Protected Fund of BlackRock Principal Protected Trust voted on the following proposal, which was approved at a special shareholders’ meeting on September 7, 2007. This proposal was a part of the reorganization of the Fund’s Board of Trustees that took effect on November 1, 2007. A description of the proposal and number of shares voted are as follows:

		Shares Voted	Shares Withheld
		For	From Voting

To elect the Fund’s Board of Trustees:	James H. Bodurtha	8,230,142	108,334
	Bruce R. Bond	8,221,410	117,066
	Donald W. Burton	8,226,501	111,975
	Richard S. Davis	8,219,105	119,371
	Stuart E. Eizenstat	8,224,870	113,606
	Laurence D. Fink	8,226,501	111,975
	Kenneth A. Froot	8,228,511	109,965
	Henry Gabbay	8,224,196	114,280
	Robert M. Hernandez	8,221,410	117,066
	John F. O'Brien	8,220,722	117,754
	Roberta Cooper Ramo	8,230,142	108,334
	Jean Margo Reid	8,230,142	108,334
	David H. Walsh	8,230,142	108,334
	Fred G. Weiss	8,224,870	113,606
	Richard R. West	8,220,722	117,754

22 BLACKROCK FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND FEBRUARY 29, 2008

Officers and Trustees

James H. Bodurtha, Trustee
Bruce R. Bond, Trustee
Donald W. Burton, Trustee
Richard S. Davis, Trustee
Stuart E. Eizenstat, Trustee
Laurence D. Fink, Trustee
Kenneth A. Froot, Trustee
Henry Gabbay, Trustee
Robert M. Hernandez, Trustee
John F. O’Brien, Trustee
Roberta Cooper Ramo, Trustee
Jean Margo Reid, Trustee
David H. Walsh, Trustee
Fred G. Weiss, Trustee
Richard R. West, Trustee
Donald C. Burke, Fund President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian . Kindelan, Chief Compliance Officer
Howard Surloff, Secretary

Custodian
Brown Brothers Harriman & Co.
Boston, MA 02109

Transfer Agent
PFPC Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public
Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019

If you would like a copy, free of charge, of the most recent annual or quarterly report of Main Place Funding, LLC, the Fund’s
Warranty Provider, or its parent corporation, Bank of America Corporation, please contact the Fund at (800) 441-7762.

BLACKROCK FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND

FEBRUARY 29, 2008

23

BlackRock Fund Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on appli-
cations, forms or other documents; (ii) information about your trans-
actions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-
public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including proce-
dures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or
Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock website at http://www.blackrock.com/edelivery

2)	Click on the applicable link and follow the steps to sign up

3)	Log into your account

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

24 BLACKROCK FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND FEBRUARY 29, 2008

Availability of Additional Information (concluded)

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available
(1) without charge, upon request, by calling toll-free (800) 441-7762;
(2) at www.blackrock.com; and (3) on the Securities and Exchange
Commission’s (the “SEC”) website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund votes proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at
www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s
Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference
Room may be obtained by calling (800) SEC-0330. The Fund’s Forms
N-Q may also be obtained upon request and without charge by calling
(800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM – 6:00 PM EST to get infor-
mation about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional,
Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND

FEBRUARY 29, 2008

25

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Global Resources Portfolio	BlackRock Global Opportunities Portfolio	BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Asset Allocation Portfolio†	BlackRock Global Resources Portfolio	BlackRock Mid-Cap Value Equity Portfolio
BlackRock Aurora Portfolio	BlackRock Global Science & Technology	BlackRock Mid Cap Value Opportunities Fund
BlackRock Balanced Capital Fund†	Opportunities Portfolio	BlackRock Natural Resources Trust
BlackRock Basic Value Fund	BlackRock Global SmallCap Fund	BlackRock Pacific Fund
BlackRock Capital Appreciation Portfolio	BlackRock Healthcare Fund	BlackRock Small Cap Core Equity Portfolio
BlackRock Developing Capital Markets Fund	BlackRock Health Sciences Opportunities Portfolio*	BlackRock Small Cap Growth Equity Portfolio
BlackRock Equity Dividend Fund	BlackRock Index Equity Portfolio*	BlackRock Small Cap Growth Fund II
BlackRock EuroFund	BlackRock International Fund	BlackRock Small Cap Index Fund
BlackRock Focus Growth Fund	BlackRock International Index Fund	BlackRock Small Cap Value Equity Portfolio*
BlackRock Focus Value Fund	BlackRock International Opportunities Portfolio	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Fundamental Growth Fund	BlackRock International Value Fund	BlackRock S&P 500 Index Fund
BlackRock Global Allocation Fund†	BlackRock Large Cap Core Fund	BlackRock Technology Fund
BlackRock Global Dynamic Equity Fund	BlackRock Large Cap Growth Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Global Financial Services Fund	BlackRock Large Cap Value Fund	BlackRock Utilities and Telecommunications Fund
BlackRock Global Growth Fund	BlackRock Latin America Fund	BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Commodity Strategies Fund	BlackRock Income Builder Portfolio	BlackRock Low Duration Bond Portfolio
BlackRock Emerging Market Debt Portfolio	BlackRock Inflation Protected Bond Portfolio	BlackRock Managed Income Portfolio
BlackRock Enhanced Income Portfolio	BlackRock Intermediate Bond Portfolio II	BlackRock Short-Term Bond Fund
BlackRock GNMA Portfolio	BlackRock Intermediate Government	BlackRock Strategic Income Portfolio
BlackRock Government Income Portfolio	Bond Portfolio	BlackRock Total Return Fund
BlackRock High Income Fund	BlackRock International Bond Portfolio	BlackRock Total Return Portfolio II
BlackRock High Yield Bond Portfolio	BlackRock Long Duration Fund Portfolio	BlackRock World Income Fund
BlackRock Income Portfolio

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Intermediate Municipal Fund	BlackRock New York Municipal Bond Fund
BlackRock California Insured Municipal Bond Fund	BlackRock Kentucky Municipal Bond Portfolio	BlackRock Ohio Municipal Bond Portfolio
BlackRock Delaware Municipal Bond Portfolio	BlackRock Municipal Insured Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock Florida Municipal Bond Fund	BlackRock National Municipal Fund	BlackRock Short-Term Municipal Fund
BlackRock High Yield Municipal Fund	BlackRock New Jersey Municipal Bond Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios
Conservative Prepared Portfolio	Prepared Portfolio 2010	Prepared Portfolio 2030
Moderate Prepared Portfolio	Prepared Portfolio 2015	Prepared Portfolio 2035
Growth Prepared Portfolio	Prepared Portfolio 2020	Prepared Portfolio 2040
Aggressive Growth Prepared Portfolio	Prepared Portfolio 2025	Prepared Portfolio 2045
Prepared Portfolio 2050
* See the prospectus for information on specific limitations on investments in the fund.
† Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.

26 BLACKROCK FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND FEBRUARY 29, 2008

#FGPP-2/08

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Schedule of Investments – The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Fundamental Growth Principal Protected Fund of BlackRock Principal Protected
Trust

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Fundamental Growth Principal Protected Fund of BlackRock Principal
Protected Trust

Date: April 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Fundamental Growth Principal Protected Fund of BlackRock Principal
Protected Trust

Date: April 23, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Fundamental Growth Principal Protected Fund of BlackRock Principal
Protected Trust

Date: April 23, 2008